Stock Options - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs					$ 182,374	$ 118,518
Common stock granted			2,409,596	540,468	540,468	1,128,923
Cash received from options exercised under all share-based payment arrangements			$ 102,000	$ 20,000	$ 23,186	$ 7,824
Future compensation costs related to the unvested portion of stock options					$ 592,802	$ 638,173
Equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 758,000	$ 49,000	$ 975,000	113,000
Common stock granted			13,005,464		8,586,191
Vesting period (in years)			4 years		4 years
Contractual terms (in years)			10 years		10 years
Cash received from options exercised under all share-based payment arrangements	32,000	18,000	$ 102,000	20,000
Future compensation costs related to the unvested portion of stock options	$ 14,189,000	$ 613,000	$ 14,189,000	$ 613,000